VISION GROUP OF FUNDS
Class A Shares
Class B Shares
-------------------------------------------------------------------------------
SUPPLEMENT TO THE COMBINED PROSPECTUSES DATED FEBRUARY 15, 2001

1. The following changes will apply to purchases of Class A Shares in amounts of $1,000,000 or more made at net asset value on or after April 1, 2001 in any of the following funds (the "non-money market funds"): VISION U.S. Government Securities Fund, VISION Intermediate Term Bond Fund, VISION New York Municipal Income Fund, VISION Pennsylvania Municipal Income Fund, VISION Managed Allocation Fund - Conservative Growth, VISION Managed Allocation Fund - Moderate Growth, VISION Managed Allocation Fund - Aggressive Growth, VISION Large Cap Value Fund, VISION Large Cap Core Fund, VISION Large Cap Growth Fund, VISION Mid Cap Stock Fund, VISION Small Cap Stock Fund, VISION International Equity Fund and VISION Institutional Limited Duration U.S. Government Fund. (Shares of the VISION Institutional Limited Duration U.S. Government Fund, although undesignated, are treated as Class A Shares for the purposes described below). If you make an investment of $1,000,000 or more at net asset value in Class A Shares of any of the non-money market funds, and you redeem all or any portion of your shares at any time within the 12-month period beginning on the first day of the calendar month following the month in which you made your purchase ("CDSC Period"), your redemption proceeds will be subject to a 1.00% contingent deferred sales charge ("CDSC"). The CDSC will be calculated using the share price at the time of purchase or the time of redemption, whichever is lower. The CDSC will not apply to Class A Shares redeemed under circumstances similar to those described in the prospectus under "What Do Shares Cost? - Sales Charge When You Redeem - Class B Shares." You may exchange Class A Shares subject to the CDSC with Class A Shares of any other fund without incurring the 1.00% CDSC, but the shares you receive upon such exchange will be subject to the CDSC if redeemed during the CDSC Period.

2. Effective April 1, 2001, the sales charges for the VISION Managed Allocation Fund - Conservative Growth and the VISION Managed Allocation Fund - Moderate Growth will be revised to reflect the following:



VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
                                         Sales Charge as a        Sales Charge
                                         Percentage of Public     as a Percentage of
PURCHASE AMOUNT                          OFFERING PRICE           NET ASSET VALUE

Less than $100,000                                  4.00%         4.17%
$100,000 but less than $250,000                     3.00%         3.09%
$250,000 but less than $500,000                     2.00%         2.04%
$500,000 but less than $1,000,000                   1.00%         1.01%
$1,000,000 or more*                                 0.00%         0.00%
*subject to a 1.00% CDSC for one year, beginning
on the first day of the following calendar month


VISION MANAGED ALLOCATION FUND - MODERATE GROWTH

                                         Sales Charge as a        Sales Charge
                                         Percentage of Public     as a Percentage of
PURCHASE AMOUNT                          OFFERING PRICE           NET ASSET VALUE

Less than $100,000                                  4.50%         4.71%
$100,000 but less than $250,000                     3.75%         3.90%
$250,000 but less than $500,000                     3.00%         3.09%
$500,000 but less than $1,000,000                   2.00%         2.04%
$1,000,000 or more*                                 0.00%         0.00%
*subject to a 1.00% CDSC for one year, beginning
on the first day of the following calendar month


The sales charges for all other funds will remain unchanged.

3. The first paragraph in the "How to Exchange Shares" section on page 36 of the Class A Shares and Class B Shares prospectus is revised to read as follows:

          "You may exchange Shares of a Fund for the same share class of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Fund receives the exchange request in proper form. You must pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Income, Managed Allocation or Equity Funds."

4. The first paragraph in the "How to Exchange Shares" section on page 12 of the Institutional Funds prospectus is revised to read as follows:

          "You may exchange Shares of the Funds for Class A Shares of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Fund receives the exchange request in proper form, plus any applicable sales charge."

                                                                   April 1, 2001



Cusip 92830F406   Cusip92830F844
Cusip 92830F752   Cusip92830F794
Cusip 92830F505   Cusip92830F786
Cusip 92830F745   Cusip92830F695
Cusip 92830F737   Cusip92830F687
Cusip 92830F729   Cusip92830F679
Cusip 92830F711   Cusip92830F661
Cusip 92830F802   Cusip92830F653
Cusip 92830F810   Cusip 92830F646
Cusip92830F778    Cusip 92830F109
Cusip92830F760    Cusip 92830F307
Cusip92830F851    Cusip 92830F208
26320 (04/01)